Plan Description	12 Months Ended
Dec. 31, 2025
Rail
EBP, Description of Plan [Line Items]
Plan Description	Plan Description
The following description of the Caterpillar Rail Division Retirement Savings Plan for Collectively Bargained Employees (the “Plan”) provides only general information. Participants should refer to the Plan documents for more complete information regarding the Plan.

Effective December 31, 2025, the Plan merged with and into the Solar Savings and Investment Plan ("401(k) SIP"). As a result, $17.5 million of net assets available for benefits were transferred into 401(k) SIP. The 401(k) SIP will be the surviving plan following the merger. The plan merger did not impact participant benefits and the existing terms of the Plan will continue to remain effective immediately after the merger.

General
The Plan is a profit sharing plan that includes a cash or deferred arrangement under Section 401(k) of the Internal Revenue Code ("IRC") and is an "employee stock ownership plan" within the meaning of IRC Section 4975(e)(7). The Plan is maintained and sponsored by Progress Rail Locomotive Inc. ("Progress Rail"), a 100 percent-owned subsidiary of Caterpillar Inc., and enables eligible employees of Progress Rail and its subsidiaries and affiliates that adopt the Plan (the “participating employers”) to accumulate funds for retirement. The Plan is governed by the provisions of the Employee Retirement Income Security Act, as amended (“ERISA”).

The Plan is for the benefit of certain collectively bargained employees of Progress Rail and certain employees of their subsidiaries and affiliates that adopt the Plan.

Participation
Participating eligible employees (the "participants") may elect to defer a portion of their eligible compensation through pre-tax contributions and in certain circumstances after-tax contributions. Eligibility to participate in the Plan varies based upon the terms of the applicable collective bargaining agreements. Participants should refer to the applicable supplement to the Plan document for further information.

Contributions
All active participants may elect to have a portion of their eligible compensation (as defined by the applicable supplement to the Plan document) contributed to the Plan as a pre-tax 401(k) contribution. Also, certain participants may elect to designate contributions as after-tax Roth 401(k) contributions and/or after-tax contributions. Participants who are at least 50 years old by the end of the calendar year are allowed to make a catch-up contribution for that year. Contributions are subject to certain limitations set by the IRC.

Participants can contribute up to 60 percent of eligible compensation as a pre-tax 401(k) contribution, after-tax Roth 401(k) contribution and/or after-tax contribution. All Plan participants are eligible for employer matching contributions equal to 50 percent of the participant's 401(k) contributions and after-tax contributions up to a maximum of 6 percent of eligible compensation. Matching contributions are not made on catch-up contributions.

In addition, participants also are eligible for an annual employer non-elective contribution equal to 3 percent of the participant's eligible compensation to be made after the close of the Plan year. In order to receive the annual non-elective contribution, the participant must earn 1,000 hours of service during the Plan year and be employed by Progress Rail on the last day of the Plan year. The non-elective contributions are included in Employer contributions receivable on the Statements of Net Assets Available for Benefits and were $60 thousand for the 2024 Plan year. For 2025, the non-elective contribution of $69 thousand was transferred into 401(k) SIP and is included in the 401(k) SIP's Employer contributions receivable (see Plan Description in Note 1 for additional information).
Participants direct the investment of their participant contributions, employer matching contributions and employer non-elective contributions into various investment options offered by the Plan as discussed in Note 3. Participants generally may change their contribution elections and prospective investment elections on a daily basis and reallocate the investment of their existing account balances either daily or every seven business days (if subject to applicable trading restrictions) depending on the investment.

Participant Accounts
Accounts are separately maintained for each participant. The participant's account is credited with the participant's contributions, employer matching contributions, employer non-elective contributions, Plan earnings/losses (based on each participant's investment elections) and charged with administrative expenses. Participants are entitled to the benefit that can be provided from the participant's vested account.

Vesting and Distribution Provisions
Participants are fully vested in their participant contributions and related earnings thereon. Employer matching contributions, employer non-elective contributions and the related earnings fully vest after being credited with three years of service with Progress Rail. However, a participant becomes fully vested if he/she retires after incurring a disability, dies while actively employed or performing qualified military service, or terminates employment after attaining age 65.

Employer contributions forfeited by terminated participants shall be applied to offset administrative expenses or reduce employer contributions. No employer contributions were forfeited for the year ended December 31, 2025.

Upon termination of employment for any reason, including death or retirement, the balance in a participant's vested account is distributable in a single lump sum cash payment unless the participant (or beneficiary) elects to receive periodic withdrawals. Participants also have the option to leave their vested account balances in the Plan, subject to certain limitations and required minimum distribution rules. A participant also may elect to receive a distribution of shares of Caterpillar Inc. stock up to the amount of the participant's balance in the Caterpillar Stock Fund on date of election.

Notes Receivable from Participants
The Plan provides for participant loans against eligible participant account balances. Eligible participants obtain loans by filing a loan application with the Plan's recordkeeper and receiving all requisite approvals. Loan amounts are generally limited to the lesser of $50,000 or 50 percent of the individual participant's vested account balance, with certain regulatory restrictions. The minimum loan permitted is $1,000 and participants may only have two outstanding loans at any time. Each loan specifies a repayment period that cannot extend beyond five years. However, the five-year limit shall not apply to any loan used to acquire any dwelling unit which within a reasonable time is to be used as the principal residence of the participant (determined at the time the loan is made). Loans bear interest at a reasonable rate taking into consideration interest rates currently being charged by commercial lending institutions for similar loans, as determined at the time of loan origination. Loans that transferred to the Plan due to acquisitions are based upon the terms of the plan agreement in effect at the time of loan origination. Repayments, including interest, are made through payroll deductions and are credited to the individual participant's account balance. Participant loans are measured at their unpaid principal balance plus any accrued but unpaid interest. For participant loans that are in default, the amount of the unpaid loan principal and interest due to the Plan will be treated as a deemed distribution.  Deemed distributions are reported as a taxable distribution and remain part of the participant’s account balance until a distributable event occurs (i.e., termination of employment).

Administration
The Plan is administered by Caterpillar Inc. Pursuant to procedures adopted by Caterpillar Inc., responsibility for the Plan's non-financial matters has been delegated to the Caterpillar Inc. Benefit Administrative Committee and responsibility for the Plan's financial matters has been delegated to the Caterpillar Inc. Benefit Funds Committee. Caterpillar Inc., as sponsor of the Caterpillar Investment Trust, and the Caterpillar Inc. Benefit Funds Committee have entered into a trust agreement with The Northern Trust Company (the “Trustee”) to receive contributions, administer the assets of the Plan and distribute withdrawals pursuant to the Plan. Caterpillar Inc. has retained Alight Solutions to provide recordkeeping and administrative services as part of the administration of the Plan.
Plan Termination
Progress Rail, as Plan sponsor, and Caterpillar Inc., as Progress Rail's corporate parent, have the right under the Plan at any time to terminate the Plan, subject to provisions of ERISA and subject to the terms of any applicable collective bargaining agreements. In the event of Plan termination, participants will become fully vested in all benefits which have been accrued up to the date of Plan termination and Plan assets will be distributed in accordance with the provisions of the Plan.

Plan Qualification
The Plan obtained its latest determination letter on March 23, 2015, in which the Internal Revenue Service ("IRS") stated that the Plan and related trust, as then designed, were in compliance with the applicable requirements of the IRC. Although the Plan has been amended subsequent to the period covered by the determination letter, the Plan Administrator and the Plan's counsel believe that the Plan is designed and was operated through the merger date in compliance with the applicable requirements of the IRC, and therefore, believe that the Plan is qualified and the related trust is tax-exempt. If an operational issue is discovered, Progress Rail has indicated that it will take any necessary steps to bring the Plan's operations into compliance with the IRC.
Accounting principles generally accepted in the United States of America require management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. Progress Rail has analyzed the tax positions taken by the Plan and has concluded that, as of December 31, 2025 and 2024, there are no material uncertain positions taken or expected to be taken that would require recognition of a liability or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress. Progress Rail believes the Plan is no longer subject to income tax examinations for tax years prior to 2017.